Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 04, 2020
Entity Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0001329377
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
FIRST TRUST DORSEY WRIGHT PEOPLE’S PORTFOLIO ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FIRST TRUST EXCHANGE-TRADED FUND
(the “Trust”)

FIRST TRUST DORSEY WRIGHT PEOPLE’S PORTFOLIO ETF
(the “Fund”)

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 5, 2020

Prospectus

Notwithstanding anything to the contrary in the Fund’s prospectus the following changes are made to the Fund’s prospectus:

1. The section entitled “SUMMARY INFORMATION - First Trust Dorsey Wright People’s Portfolio ETF (DWPP) - Annual Fund Operating Expenses” is replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver(1)	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	0.60%

(1)	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust Advisors L.P., the Fund’s investment advisor, the management fees paid to the Fund’s investment advisor will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by the Fund’s investment advisor. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon the termination of the Fund’s management agreement with the Fund’s investment advisor, however, it is expected to remain in place for no less than one year from the date of this prospectus.

2. The section entitled “SUMMARY INFORMATION - First Trust Dorsey Wright People’s Portfolio ETF (DWPP) – Principal Investment Strategies” is replaced in its entirety with the following:

The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks or an exchange-traded fund (“ETF”) that comprise the Index. The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and was developed by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.

The Index is a modified market-capitalization weighted index designed to tactically allocate exposure to one of three allocations: (i) Nasdaq US 500 Large Cap Index; (ii) Nasdaq US 500 Large Cap Equal Weight Index; or (iii) First Trust Enhanced Short Maturity ETF (“FTSM”) (each, an “Underlying Allocation”), based on daily relative strength readings. The Nasdaq US 500 Large Cap Index and the Nasdaq US 500 Large Cap Equal Weight Index (each, an “Underlying Equity Index”) are equity indices that seek to provide exposure to the 500 securities with the highest float-adjusted market capitalization comprising the Nasdaq US Benchmark Index. Therefore, each Underlying Equity Index is composed of the same constituent securities. What differs, however, is the methodology each Underlying Equity Index utilizes to assign security weights. The Nasdaq US 500 Large Cap Index assigns security weights based on market capitalization and the Nasdaq US 500 Large Cap Equal Weight Index weights components equally. The third Underlying Allocation is FTSM. FTSM is an actively-managed ETF that invests in short-duration securities, which are primarily U.S. dollar-denominated, investment-grade securities. See below for important information regarding FTSM.

The Index is designed upon the principle that the Underlying Allocation exhibiting the highest levels of “relative strength,” based on current prices, will be the Allocation with the best performance over the near term. A relative strength calculation is an objective method of comparing two investment options to determine which of the two is exhibiting greater forward price momentum. To determine which of the three Underlying Allocations is exhibiting the greatest price momentum, on a daily basis, the Index compares the relative strength of the three Underlying Allocations using “point and figure” charting. The Index first compares the relative strength of the two Underlying Equity Indices. The Index then compares the relative strength of the “winning” Underlying Equity Index (the Underlying Equity Index with the greater relative strength) against that of FTSM. The Index will select and weight the components of either the “winning” Underlying Equity Index or will invest in FTSM, depending on which exhibits the greatest levels of relative strength. This process is conducted on a daily basis. As a result of this daily determination, the Fund’s strategy may involve frequently buying and selling portfolio securities to reallocate the Fund’s exposure to the equity securities or to FTSM. The Underlying Equity Indices are rebalanced and reconstituted semi-annually. If the Index is invested in an Underlying Equity Index on a date when the Underlying Equity Index rebalances, the Index will also rebalance.

The Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s periodic rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2020, the Index was composed of 9 securities. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

FTSM

FTSM’s investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, FTSM intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed or floating rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. FTSM may also invest in money market securities. FTSM may invest up to 20% of its net assets in privately-issued, non-agency sponsored mortgage- and asset-backed securities and may invest up to 20% of its net assets in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders. Under normal market conditions, FTSM’s portfolio is expected to have an average duration of less than one year and an average maturity of less than three years. Additional information regarding FTSM, including its prospectus and most recent annual report, is available without charge by visiting www.ftportfolios.com/Retail/Etf/EtfFundNews.aspx?Ticker=FTSM.

3. “Credit Risk,” “Debt Securities Risk,” Income Risk,” “Interest Rate Risk” and “Valuation Risk” are removed from the section entitled “SUMMARY INFORMATION - First Trust Dorsey Wright People’s Portfolio ETF (DWPP) – Principal Risks” and the following risk factors are added to the same section:

ASSET-BACKED SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold asset-backed securities. Asset-backed securities are debt securities typically created by buying and pooling loans or other receivables other than mortgage loans and creating securities backed by those similar type assets. As with other debt securities, asset-backed securities are subject to credit risk, extension risk, interest rate risk, liquidity risk and valuation risk. These securities are generally not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of underlying assets, may result in a reduction in the value of such asset-backed securities and losses to an underlying ETF.

CALL RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. An underlying ETF is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. An underlying ETF would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the ETF’s income.

COUNTERPARTY RISK. Under certain market conditions, the Fund may invest in ETFs that are subject to counterparty risk. Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an underlying ETF. An underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CREDIT RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. An issuer or other obligated party of a debt security held by an underlying ETF may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

DEBT SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by an underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

ETF RISK. Under certain market conditions, the Fund may invest in ETFs. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

EXTENSION RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FLOATING RATE SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold floating rate securities. Floating rate securities are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. As a result, the coupon on floating rate securities will generally decline in a falling interest rate environment, causing an underlying ETF to experience a reduction in the income it receives from the security. A floating rate security’s coupon rate resets periodically according to the terms of the security. Consequently, in a rising interest rate environment, floating rate securities with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate securities may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate which would decrease the value of the security.

HIGH YIELD SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold high yield securities. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for an underlying ETF.

INCOME RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. An underlying ETF’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying ETF may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the ETF otherwise needs to purchase additional debt securities.

INTEREST RATE RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Interest rate risk is the risk that the value of the debt securities in an underlying ETF’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. An underlying ETF may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIBOR RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities that pay coupons that are based on LIBOR. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain underlying ETF investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on an underlying ETF or on certain instruments in which an underlying ETF invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an underlying ETF.

MORTGAGE-RELATED SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold mortgage-related securities. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make an underlying ETF more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect an underlying ETF's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

PREPAYMENT RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying ETF may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying ETF to change.

SOVEREIGN DEBT SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold sovereign debt securities. Sovereign debt securities are issued or guaranteed by foreign governmental entities. Investments in such securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. Such delays or refusals may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.

VALUATION RISK. Under certain market conditions, the Fund may invest in ETFs that hold debt securities. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

4. The section entitled “Additional Information on the Funds’ Investment Objectives and Strategies - Nasdaq Dorsey Wright People’s Portfolio Index” is replaced in its entirety with the following:

The Nasdaq Dorsey Wright People’s Portfolio Index is a modified market capitalization weighted index that seeks to allocate its stock selection between the Nasdaq US 500 Large Cap Index, the Nasdaq US 500 Large Cap Equal Weight Index and FTSM based on daily relative strength readings. The Index is evaluated daily.

5. The following is added to the section entitled “Fund Investments – Principal Investments”:

Investment Companies

First Trust Dorsey Wright People’s Portfolio ETF may invest in securities of ETFs. ETFs are managed registered investment companies which invest in various types of securities. ETFs issue shares of common stock that are traded on a securities exchange. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. As a shareholder in a pooled investment vehicle, First Trust Dorsey Wright People’s Portfolio ETF will bear its ratable share of that vehicle’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders may therefore be subject to duplicative expenses to the extent First Trust Dorsey Wright People’s Portfolio ETF invests in other pooled investment vehicles. In addition, First Trust Dorsey Wright People’s Portfolio ETF will incur brokerage costs when purchasing and selling shares of ETFs. Securities of other pooled investment vehicles may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged vehicles.

First Trust Dorsey Wright People’s Portfolio ETF’s ability to invest in other investment companies is limited by the 1940 Act and the related rules and interpretations. First Trust Dorsey Wright People’s Portfolio ETF may invest in other investment companies in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain investment companies and their sponsors from the Securities and Exchange Commission, subject to certain conditions and pursuant to a contractual arrangement between First Trust Dorsey Wright People’s Portfolio ETF and such investment companies.

6. “Credit Risk,” “Debt Securities Risk,” Income Risk,” “Interest Rate Risk” and “Valuation Risk” are removed from the section entitled “Risks of Investing in the Funds – Principal Risks” and the following risk factors are added to the same section:

ASSET-BACKED SECURITIES RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold asset-backed securities. Asset-backed securities are debt securities typically created by buying and pooling loans or other receivables other than mortgage loans and creating securities backed by those similar type assets. They are typically issued by trusts and special purpose co-purchasers that pass income from the underlying pool to investors. As with other debt securities, asset-backed securities are subject to credit risk, extension risk, interest rate risk, liquidity risk and valuation risk. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities, nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of underlying assets, may result in a reduction in the value of such asset-backed securities and losses to an underlying ETF.

CALL RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold debt securities. Some debt securities may be redeemed at the option of the issuer, or “called,” before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. An underlying ETF is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. An underlying ETF would then be forced to invest the unanticipated proceeds at lower interest rates, likely resulting in a decline in the fund’s income. Such redemptions and subsequent reinvestments would also increase an underlying ETF’s portfolio turnover. If a called debt security was purchased by an underlying ETF at a premium, the value of the premium may be lost in the event of a redemption.

COUNTERPARTY RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that are subject to counterparty risk. If an underlying ETF enters into an investment or transaction that depends on the performance of another party, the ETF becomes subject to the credit risk of that counterparty. An underlying ETF's ability to profit from these types of investments and transactions depends on the willingness and ability of the ETF’s counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, an underlying ETF may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the ETF. An underlying ETF may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving a counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If an underlying ETF holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if an underlying ETF enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, then the ETF may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the underlying ETF. Further, an underlying ETF may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution's authority, the financial institution's liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of securities and, if an underlying ETF holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, such ETF may also be similarly impacted.

CREDIT RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold debt securities. An issuer or other obligated party of a debt security held by an underlying ETF may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments. Debt securities are subject to varying degrees of credit risk which are often reflected in credit ratings. The credit rating of a debt security may be lowered if the issuer or other obligated party suffers adverse changes to its financial condition. These adverse changes may lead to greater volatility in the price of the debt security and affect the security’s liquidity. High yield and comparable unrated debt securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. To the extent that an underlying ETF holds debt securities that are secured or guaranteed by financial institutions, changes in credit quality of such financial institutions could cause values of the debt security to deviate.

DEBT SECURITIES RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold debt securities. Investments in debt securities subject the holder to the credit risk of the issuer or other obligor. Credit risk refers to the possibility that the issuer of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by an underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a centralized securities exchange making them generally less liquid and more difficult to value than common stock. The values of debt securities may also increase or decrease as a result of market fluctuations, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets generally.

ETF RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs. Most ETFs use a “passive” investment strategy and seek to replicate the performance of a market index. Such ETFs do not take defensive positions in volatile or declining markets their shares may trade below net asset value. While some ETFs seek to achieve the same return as a particular market index, the performance of the ETF may diverge from the performance of the index. Some ETFs are actively managed ETFs and do not track a particular index which indirectly subjects an investor to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of a Fund’s expenses and, indirectly, the ETF’s expenses, incurred through a Fund’s ownership of the ETF. Because the expenses and costs of an ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF. There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

EXTENSION RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold debt securities. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making them more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value. Extension risk is particularly prevalent for a callable debt security where an increase in interest rates could result in the issuer of that security choosing not to redeem the debt security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.

FLOATING RATE SECURITIES RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold floating rate securities. Floating rate securities are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. Most commonly, the coupon rate of a floating rate security is set in the loan agreement at the level of a widely followed interest rate, plus a fixed spread. As a result, it is expected that when interest rates change, the value of floating rate securities will fluctuate less than the value fixed rate debt securities. The coupon on floating rate securities will generally decline in a falling interest rate environment, causing an underlying ETF to experience a reduction in the income it receives from the security. A floating rate security’s coupon rate resets periodically according to the terms of the security. Consequently, in a rising interest rate environment, floating rate securities with coupon rates that reset infrequently may lag behind the changes in market interest rates and may effect the value of the security. Floating rate securities may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate which would decrease the value of the security. The secondary market value of a floating rate security is based on the volatility of the reference rate, the time remaining to maturity, the outstanding amount of such securities, market interest rates and the credit quality or perceived financial status of the issuer. Floating rate securities may be less liquid than other types of securities.

HIGH YIELD SECURITIES RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold high yield securities. An underlying ETF’s investment in high yield securities, or “junk” bonds, may entail increased credit risks and the risk that the value of the fund’s assets will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and therefore in the value of debt securities generally. High yield securities are, under most circumstances, subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated debt securities. As interest rates rise, the value of high yield securities may decline precipitously. Increased rates may also indicate a slowdown in the economy which may adversely affect the credit of issuers of high yield securities resulting in a higher incidence of defaults among such issuers. A slowdown in the economy, or a development adversely affecting an issuer’s creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. An underlying ETF’s portfolio managers cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future. In addition, high yield securities are generally less liquid than investment grade securities.

INCOME RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold debt securities. An underlying ETF’s income may decline when interest rates fall. This decline can occur because an underlying fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the fund otherwise needs to purchase additional debt securities. In addition, an underlying fund’s income could decline when a fund experiences defaults on the debt securities it holds.

INTEREST RATE RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold debt securities. The value of debt securities held by an underlying ETF will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. An underlying ETF may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of a debt security, the greater the debt security’s price sensitivity is to changes in interest rates. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call because less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases. Interest rate risk may be increased by an underlying ETF’s investment in inverse floaters because of the leveraged nature of those investments. An increase in interest rates could also cause principal payments on a debt security to be repaid at a slower rate than expected. This risk is particularly prevalent for a callable debt security where an increase in interest rates could cause the issuer of that security to not redeem the security as anticipated on the call date, effectively lengthening the security’s expected maturity, in turn making that security more vulnerable to interest rate risk and reducing its market value. When interest rates fall, an underlying ETF may be required to reinvest the proceeds from the sale, redemption or early prepayment of a debt security at a lower interest rate.

LIBOR RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold debt securities that pay coupons that are based on LIBOR. In 2012, regulators in the United States and the United Kingdom alleged that certain banks, including some banks serving on the panel for U.S. dollar LIBOR, engaged in manipulative acts in connection with their submissions to the British Bankers Association. Manipulation of the LIBOR rate-setting process would raise the risk to an underlying ETF of being adversely impacted if an underlying ETF received a payment based upon LIBOR and such manipulation of LIBOR resulted in lower resets than would have occurred had there been no manipulation. In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on an underlying ETF or the financial instruments in which an underlying ETF invests cannot yet be determined.

MORTGAGE-RELATED SECURITIES RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold mortgage-related securities, including mortgage-backed securities. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make an underlying ETF more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. Nonetheless, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect an underlying ETF's actual yield to maturity on any mortgage-related securities, even if the average rate of principal payments is consistent with the ETF's expectation. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as re-financings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-related securities held or acquired by an underlying ETF. Underlying ETF investments in mortgage-backed securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government. Underlying ETF investments in mortgage-backed securities issued by Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

PREPAYMENT RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold debt securities. Prepayment risk is the risk that the issuer of a debt security will repay principal (in part or in whole) prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying ETF may be required to reinvest the proceeds of any prepayment at lower interest rates, reducing its income. If an underlying ETF purchased the debt securities at a premium, prepayments on the securities could cause an underlying ETF to lose a portion of its principal investment. These factors may cause the value of an investment in an underlying ETF to change. The impact of prepayments on the price of a debt security may be difficult to predict and may increase the security’s volatility.

SOVEREIGN DEBT SECURITIES RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold sovereign debt securities. Sovereign debt securities are issued or guaranteed by foreign governmental entities. Investments in such securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. Such delays or refusals may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. A governmental entity may default on its obligations or may require renegotiation as to maturity or interest rate units of debt payments. Any restructuring of a sovereign debt obligation held by an underlying ETF will likely have a significant adverse effect on the value of the obligation. A restricting or default of sovereign debt security may cause additional impacts on financial markets such as downgrades to credit ratings, disruptions in trading markets, reduced liquidity and increase volatility. Additionally, an underlying ETF may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment-grade.

VALUATION RISK. Under certain market conditions, First Trust Dorsey Wright People’s Portfolio ETF may invest in ETFs that hold debt securities. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Typically, debt securities are valued using information provided by a third-party pricing service utilizing a range of market-based inputs and assumptions, including broker quotations and transactions in comparable securities to value the securities. There is no assurance that an underlying ETF will be able to sell a portfolio security at the price established by the pricing service.

7. The following is added to the end of the first paragraph of the section entitled “Management of the Funds – Management Fee”:

Pursuant to a contractual agreement between the Trust, on behalf of the First Trust Dorsey Wright People’s Portfolio ETF, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by First Trust Dorsey Wright People’s Portfolio ETF so that First Trust Dorsey Wright People’s Portfolio ETF would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Board or (ii) upon the termination of the Investment Management Agreement, however, it is expected to remain in place for no less than one year from the date of this prospectus.

Statement of Additional Information

Notwithstanding anything to the contrary in the Fund’s statement of additional information, the audited financial statements for the most recent fiscal period for First Trust Enhanced Short Maturity ETF (“FTSM”), contained in FTSM’s most recent Annual Report to Shareholders, are incorporated by reference into the Fund’s statement of additional information and the following changes are made to the Fund’s statement of additional information:

1. The following is added to the section entitled “Investment Strategies – Types of Investments”:

Investment Companies. The First Trust Dorsey Wright People’s Portfolio ETF may invest in securities of other investment companies, including ETFs. An ETF is a fund that holds a portfolio of securities and trades on a securities exchange and its shares may, at times, trade a premium or discount to its net asset value. As a shareholder in a pooled investment vehicle, First Trust Dorsey Wright People’s Portfolio ETF will bear its ratable share of that vehicle’s expenses and would remain subject to payment of the its management fees with respect to assets so invested. Shareholders may therefore be subject to duplicative expenses to the extent First Trust Dorsey Wright People’s Portfolio ETF invests in other pooled asset vehicles. In addition, First Trust Dorsey Wright People’s Portfolio ETF will also incur brokerage costs when purchasing and selling shares of ETFs. Other pooled investment vehicles may be leveraged, and the net asset value and market value of their securities will therefore be more volatile and the yield to shareholders will tend to fluctuate more than the yield of unleveraged pooled investment vehicles.

2. The following risk factors are added to the section entitled “Investment Risks”:

Debt Securities Risk

In addition to the risks described elsewhere in the Prospectus and this SAI, debt securities are subject to certain other risks, including:

•	Issuer Risk. The value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer’s goods and services. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of First Trust Dorsey Wright People’s Portfolio ETF’s investment in that issuer.
•	Interest Rate Risk. Interest rate risk is the risk that debt securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed rate securities generally will fall. Currently, interest rates are at or near historical lows and, as a result, they are likely to rise over time. Market value generally falls further for fixed rate securities with longer duration. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below-market yield, increase the security’s duration and further reduce the value of the security. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in First Trust Dorsey Wright People’s Portfolio ETF’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when First Trust Dorsey Wright People’s Portfolio ETF’s average maturity is longer, under certain market conditions First Trust Dorsey Wright People’s Portfolio ETF may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.
•	Liquidity Risk. Certain debt securities may be substantially less liquid than many other securities, such as common stocks traded on an exchange. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by First Trust Dorsey Wright People’s Portfolio ETF or at prices approximating the value at which First Trust Dorsey Wright People’s Portfolio ETF is carrying the securities on its books.
•	Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing First Trust Dorsey Wright People’s Portfolio ETF to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in First Trust Dorsey Wright People’s Portfolio ETF’s income and distributions to common shareholders of First Trust Dorsey Wright People’s Portfolio ETF. This is known as call or prepayment risk. Debt securities frequently have call features that allow the issuer to redeem the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. If First Trust Dorsey Wright People’s Portfolio ETF bought a security at a premium, the premium could be lost in the event of a prepayment.
•	Reinvestment Risk. Reinvestment risk is the risk that income from First Trust Dorsey Wright People’s Portfolio ETF’s portfolio will decline if First Trust Dorsey Wright People’s Portfolio ETF invests the proceeds from matured, traded or called bonds at market interest rates that are below First Trust Dorsey Wright People’s Portfolio ETF portfolio’s current earnings rate. A decline in income could affect the market price of First Trust Dorsey Wright People’s Portfolio ETF’s common shares or the overall return of First Trust Dorsey Wright People’s Portfolio ETF.

3. The following is added to the end of the fifth paragraph of the section entitled “Management of the Funds – Investment Advisor”:

Pursuant to a contractual agreement between the Trust, on behalf of First Trust Dorsey Wright People’s Portfolio ETF, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by First Trust Dorsey Wright People’s Portfolio ETF so that First Trust Dorsey Wright People’s Portfolio ETF would not bear the indirect costs of holding them, provided that, the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Board of Trustees or (ii) upon the termination of the Investment Management Agreement, however, it is expected to remain in place for no less than one year from the date of this prospectus.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE